Financial instruments and risk management - Summary of changes in market price relevant to alumina purchase price swaps outstanding (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Aluminium
Disclosure of detailed information about financial instruments [line items]
Percentage increase in market price change	10.00%
Percentage decrease in market price change	(10.00%)
Increase in market prices, effect on net earnings	$ (42)	$ (42)
Decrease in market prices, effect on net earnings	31	69
Increase in market prices, effect on equity	(64)	(68)
Decrease in market prices, effect on equity	$ 65	42
Renewables
Disclosure of detailed information about financial instruments [line items]
Percentage increase in market price change	10.00%
Percentage decrease in market price change	(10.00%)
Increase in market prices, effect on net earnings	$ 0	42
Decrease in market prices, effect on net earnings	(87)	11
Increase in market prices, effect on equity	262	205
Decrease in market prices, effect on equity	$ (175)	$ (258)